Deferred Revenue and Customer Deposits (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Revenue Recognition and Deferred Revenue [Abstract]
Deferred revenue	¥ 70,166	$ 10,867	¥ 71,141
Customer deposits	36,099	5,591	38,041
Total deferred revenue and customer deposits - current	106,265	16,458	109,182
Deferred revenue - non-current	¥ 5,233	$ 810	¥ 6,049